Cover	Sep. 02, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K of Vyome Holdings, Inc. filed with the Securities and Exchange Commission on September 2, 2025 (the “Original Report”) is being filed solely to amend Exhibit 99.3 to the Original Report to correct certain calculations that were erroneously computed. The corrected Unaudited Pro Forma Condensed Combined Financial Statements is filed as Exhibit 99.1 to this Amendment No. 1.
Document Period End Date	Sep. 02, 2025
Entity File Number	1-37897
Entity Registrant Name	VYOME HOLDINGS, INC.
Entity Central Index Key	0001427570
Entity Tax Identification Number	26-1828101
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Harvard Square
Entity Address, Address Line Two	One Mifflin Place
Entity Address, Address Line Three	Suite 400
Entity Address, City or Town	Cambridge
Entity Address, Country	MA
Entity Address, Postal Zip Code	02138
City Area Code	973
Local Phone Number	832-8147
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	HIND
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false